COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31,	RMB
2015	40,382,075
2016	34,393,922
2017	24,841,222
2018	19,690,678
2019	9,232,745
Thereafter	50,162,791
Total	178,703,433